Corporate Information and Basis of Presentation	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Corporate Information and Basis of Presentation	Corporate Information and Basis of Presentation
Corporate Information
QIAGEN N.V. is a public limited liability company (naamloze vennootschap) under Dutch law with a registered office at
Hulsterweg 82, 5912 PL Venlo, The Netherlands. QIAGEN N.V., a Netherlands holding company, and subsidiaries (we, our or the Company) is a global leader in Sample to Insight solutions, that enable customers to extract and analyze molecular information from samples containing the building blocks of life. Our Sample technologies isolate and process
DNA, RNA and proteins from blood, tissue and other materials. Assay technologies prepare these biomolecules for analysis, while bioinformatics support the interpretation of complex data to deliver actionable insights. Automation solutions integrate these steps into streamlined, cost-effective workflows. We serve more than 500,000 customers worldwide in the Life Sciences (academia, pharmaceutical research and development and industrial applications, such as forensics) and molecular diagnostics (clinical healthcare). As of December 31, 2025, we employed approximately 5,700 people in more than 35 locations worldwide.
Basis of Presentation
The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP) and all amounts are presented in U.S. dollars rounded to the nearest thousand, unless otherwise indicated.
We undertake acquisitions to complement our own internal product development activities. In December 2025, we acquired Parse Biosciences, Inc. a privately held, leading provider of scalable, instrument-free solutions for single-cell research located in Seattle, Washington. In May 2025, we acquired GNX Data Systems Ltd. (doing business as Genoox).
Genoox, a privately held company founded in 2014 and headquartered in Tel Aviv, Israel, provides AI-powered software that enables clinical labs to scale and accelerate the processing of complex genetic tests. In January 2023, we acquired
Verogen, Inc., a leader in the use of next-generation sequencing (NGS) technologies to drive the future of human identification (HID) and forensic investigation located in San Diego, California. At the acquisition dates, all the assets acquired and liabilities assumed were recorded at their respective fair values and our consolidated results of operations include the operating results from the acquired companies from the acquisition dates. Aside from Parse Biosciences, these acquisitions were not significant to the overall consolidated financial statements.
1.1 Revision of Previously Issued Financial Statements
In 2025, we corrected the classification of $498.4 million of debt previously reported as long-term as of December 31,
2024 that should have been classified as current under U.S. GAAP due to the December 17, 2025 bondholder put date with respect to the $500.0 million aggregate principal amount of 0.000% Senior Unsecured Convertible Notes due 2027.
Based on an analysis of quantitative and qualitative factors in accordance with SEC Staff Accounting Bulletin No. 99
“Materiality”, we concluded that the correction is not material to the previously issued financial statements as of or for the year ended December 31, 2024. This reclassification had no impact on the Consolidated Statement of Income, Statement of Comprehensive Income, Statement of Cash Flows or Statement of Shareholders' Equity for any period.